Feb. 28, 2025
Neuberger Berman Energy Transition & Infrastructure ETF
Neuberger Berman Energy Transition & Infrastructure ETF (formerly, Neuberger Berman Carbon Transition & Infrastructure ETF)
GOAL
The Fund seeks total return through growth and income.
Fees and Expenses
These tables below describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Neuberger Berman Energy Transition & Infrastructure ETF Neuberger Berman Energy Transition & Infrastructure ETF USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Neuberger Berman Energy Transition & Infrastructure ETF Neuberger Berman Energy Transition & Infrastructure ETF
Management fees	0.64%	[1]
Other expenses	1.92%	[2]
Total annual operating expenses	2.56%
Fee waivers and/or expense reimbursement	1.91%
Total annual operating expenses after fee waivers and/or expense reimbursement	0.65%	[3]
[1]	“Management fees” have been restated to reflect current management fees.
[2]	“Other expenses” have been restated and are based on estimated amounts for the current fiscal year with the change in fee structure approved by the Fund’s shareholders; actual expenses may vary.
[3]	The Manager has contractually undertaken to waive and/or reimburse certain fees and expenses of the Fund so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“Operating Expenses”) of the Fund are limited to 0.55% of average net assets until 4/8/2025 and 0.65% of average net assets from 4/9/2025 to 10/31/2028 and each may not be terminated during its term without the consent of the Board of Trustees. From 4/9/2025 to 10/31/2028, the Fund has agreed that it will repay the Manager for fees and expenses waived or reimbursed for the Fund provided that repayment does not cause annual Operating Expenses to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Manager, whichever is lower. Any such repayment must be made within three years after the year in which the Manager incurred the expense.

Expense Example
The expense example can help you compare costs among funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example	1 Year	3 Years	5 Years	10 Years
Neuberger Berman Energy Transition & Infrastructure ETF | Neuberger Berman Energy Transition & Infrastructure ETF | USD ($)	66	208	804	2,426

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the period from 9/1/2024 to 10/31/2024, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowing for investment purposes) in equity securities of energy transition companies and infrastructure companies.
The Fund invests a significant portion of its assets in energy transition companies, which it considers to be those companies operating energy infrastructure assets such as pipelines or renewable energy production, utilities, publicly-traded master limited partnerships or limited liability companies taxed as partnerships (“MLPs”), MLPs that are taxed as C-corporations, MLP affiliates, such as midstream C-corporations, (“MLP affiliates”), and companies that derive the majority of their revenues from operating or providing services in support of infrastructure assets such as pipelines, power transmission, and petroleum and natural gas storage in the petroleum, natural gas, and power generation industries. The Fund may also invest in growth-oriented utilities and power companies, as well as utility-scale renewable energy infrastructure companies, such as companies involved with solar farms, wind farms, hydro power and nuclear power, and companies that operate in any aspect of the utilities, renewable and natural resources industries and sectors. These may include companies involved in exploration and production of natural resources, refining and marketing of natural resources, coal and metals mining, oilfield services, drilling, integrated natural gas midstream services, transportation and storage of natural resources, shipping, chemicals, electricity generation and distribution, and renewable resources.
The balance of the Fund’s assets that satisfy the 80% test above will be invested in infrastructure companies, which it considers to be companies that own, operate, or are involved in the development, production, distribution, transportation, or servicing of industrial materials (including electrical equipment, machinery, chemicals, construction materials and equipment, steel, and timber), energy (including pipelines, natural gas and liquefied natural gas exports), utilities, clean energy and renewable energy (including power generators, equipment suppliers, electric utilities and multi-utilities), real estate investments (including warehouses, water, sewer and logistical facilities), and telecommunication networks (including cell towers, data centers and internet providers).
The Fund may invest in companies of any market capitalization, credit quality, industry or sector. Although energy transition and infrastructure companies may be found in any industry or sector, the Fund will concentrate its investments in companies operating in the oil, gas and consumable fuels industry. The Fund may also directly invest up to 25% of its total assets in equity securities of certain MLPs treated as publicly-traded partnerships.
The Fund may invest in both U.S. and foreign companies, including securities denominated in a non-U.S. currency, depositary receipts and securities and other instruments issued by U.S. and Canadian income and royalty trusts (i.e., trusts that receive pass-through tax treatment and are typically involved in oil and gas production). The Fund may also invest in other investment companies and money market funds. The Fund also may invest up to 20% of its net assets in securities that are not energy transition or infrastructure related, such as common and preferred equity securities.
The Portfolio Managers utilize proprietary research and fundamental quantitative and qualitative analysis in identifying investment opportunities for the Fund. The Portfolio Managers seek to identify energy transition and infrastructure companies that they believe have one or more of the following: a history of increasing distributions, stable and reliable cash flows and transparency into future earnings potential, strong financials, management teams that demonstrate visibility in cash flows for equity holders, low correlation to commodity prices, and multi-year contracts that typically charge flat inflation adjusted fees to produce steady payments. While the Fund currently expects to emphasize midstream investments, the Fund may invest in other areas of the natural resources industry (including companies engaged in “upstream” or “downstream” production activities) or in non-energy securities. “Midstream investments” generally include companies primarily engaged in activities such as the transportation (including marine), storage, gathering, and processing, distributing or marketing of natural resources. “Upstream” production activities generally include the exploration, recovery, development and production of crude oil, natural gas and natural gas liquids and other resources. “Downstream” production activities generally include the refining and distribution of natural gas liquids and crude oil and other resources.
The Portfolio Managers follow a disciplined selling strategy and may sell a position for a variety of reasons, including if a company fails to perform as expected, exhibits deteriorating fundamentals, to accommodate a more compelling investment opportunity, if the Portfolio Managers deem a position to be overvalued or when there are changes to macroeconomic factors, markets, sectors and/or the company that would alter the Portfolio Managers’ assumptions about the company. The Fund is a non-diversified fund, which means that it can invest more of its assets in fewer companies than a diversified fund.
The Fund will not change its strategy of normally investing at least 80% of its net assets (plus borrowing for investment purposes) in equity securities of energy transition companies and infrastructure companies without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PRINCIPAL INVESTMENT RISKS
PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus. The Fund had a different fee structure and a different goal and principal investment strategies, which included investing a significant portion of its assets in carbon transition companies, prior to November 1, 2024. Its performance prior to that date might have been different if the current fee structure, goal and principal investment strategies had been in effect.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com/ETF or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR

Best quarter:	Q3 2024	12.72%
Worst quarter:	Q3 2023	-10.43%

average annual total % returns as of 12/31/24
Energy Transition & Infrastructure ETF
Average Annual Returns - Neuberger Berman Energy Transition & Infrastructure ETF	Label	1 Year		Since Inception		Inception Date
Neuberger Berman Energy Transition & Infrastructure ETF	Return Before Taxes	30.97%		10.73%		Apr. 06, 2022
Neuberger Berman Energy Transition & Infrastructure ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	30.20%		10.15%		Apr. 06, 2022
Neuberger Berman Energy Transition & Infrastructure ETF | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	18.84%		8.15%		Apr. 06, 2022
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index* (reflects no deduction for fees, expenses or taxes)	25.02%	[1]	12.17%	[1]	Apr. 06, 2022	[1]
Alerian MLP Index (reflects no deduction for fees, expenses or taxes)	Alerian MLP Index (reflects no deduction for fees, expenses or taxes)	24.41%		22.11%		Apr. 06, 2022
MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)	MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)	17.49%		8.58%		Apr. 06, 2022
[1]	On November 1, 2024, the Fund began comparing its performance to the S&P 500® Index rather than the MSCI All Country World Index (Net) Index due to the change in the Fund's investment strategy described above and in order to satisfy a change in regulatory requirements. The Alerian MLP Index will be utilized as an additional index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the S&P 500® Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.